UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 1999
                                                --------------------

Check here if Amendment [  ]; Amendment Number:

                                                -----
This Amendment (Check only one.):  [  ]  is a restatement.
                                   [  ]  adds new holding
                                         entries.
Institutional Investment Manager Filing this Report:

Name:       Advance Capital Management, Inc.
Address:    One Towne Square, Suite 444
            Southfield, MI  48076-3704

Form 13F File Number:   28-6474
                      -----------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert J. Cappelli
Title:    Vice-President
Phone:    (248) 350-8543

Signature, Place, and Date of Signing:

/s/ Robert J. Cappelli    Southfield, MI  48076-3704   11/12/99
------------------------  ---------------------------- ---------
[Signature]               [City, State]                [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holding of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number          Name
     28-115                        TROWE Price
     ----------------------------  ------------
     [Repeat as necessary.]

                   Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                       -----------------
Form 13F Information Table Entry Total:     102
                                       -----------------
Form 13F Information Table Value Total:   $ 33,572
                                       ----------------
                                       (thousands)

List of Other Included Managers:

None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.         Form 13F File Number     Name

       --------      --------------------     -------------------
[Repeat as necessary.]

                SUMMARY TABLE
               SEPT. 30, 1999

                                                             VALUE IN SHARES/        PUT/ INVESTMT          VOTING AUTHORITY
         NAME OF ISSUER               TITLE     CUSIP        $1.000'S PRN AMT SH/PRN CALL DSCRETN  MANAGERS  SOLE  SHARED
                                      OF CLASS
AA       ALUMINUM CO OF AMERICA       COM       013817101       25       400  SH          SOLE                 400
ABT      ABBOTT LABORATORIES          COM       002824100      180     4,900  SH          SOLE               3,300
AET      AETNA                        COM       008117103        7       142  SH          SOLE                 112
AET 6.250AETNA PFD                    COM       008117202        4        37  SH          SOLE                  37
AFS      ASSOCIATES FIRST CAPITAL     COM       046008108       53     1,464  SH          SOLE               1,464
AHP      AMERICAN HOME PRODUCTS       COM       026609107      183     4,400  SH          SOLE               2,900
AIG      AMERICAN INTERNATIONAL GROUP COM       026874107      497     5,722  SH          SOLE               2,637
AIT      AMERITECH                    COM       030954101      275     4,100  SH          SOLE               2,900
AMAT     APPLIED MATERIALS            COM       038222105       62       800  SH          SOLE                 800
AMGN     AMGEN                        COM       031162100      342     4,200  SH          SOLE               3,400
AOL      AMERICA ON-LINE              COM       02364J104      480     4,600  SH          SOLE               2,000
ARC      ATLANTIC RICHFIELD           COM       048825103       35       400  SH          SOLE                 400
BA       BOEING                       COM       097023105       77     1,800  SH          SOLE               1,800
BAC      BANKAMERICA                  COM       06605F102      412     7,400  SH          SOLE               3,800
BEL      BELL ATLANTIC                COM       077853109      370     5,500  SH          SOLE               3,800
BK       BANK OF NEW YORK             COM       064057102       47     1,400  SH          SOLE               1,400
BLS      BELLSOUTH                    COM       079860102      291     6,400  SH          SOLE               4,300
BMY      BRISTOL-MYERS SQUIBB         COM       110122108      601     8,900  SH          SOLE               7,000
BPA      BP AMOCO PLC                 COM       055622104       88       794  SH          SOLE                 794
BRKB     BERKSHIRE HATHAWAY           COM       113809107       44         8  SH          SOLE                   8
BUD      ANHEUSER BUSCH               COM       035229103       28       400  SH          SOLE                 400
C        CITIGROUP                    COM       172967101      761    17,717  SH          SOLE              10,155
CAG      CONAGRA INC                  COM       205887102       14       600  SH          SOLE                 600
CAH      CARDINAL HEALTHCARE          COM       14149Y108       53       977  SH          SOLE                 977
CAT      CATERPILLAR                  COM       149123101       27       500  SH          SOLE                 500
CD       CENDANT                      COM       151313103       18     1,000  SH          SOLE               1,000
CHIR     CHIRON                       COM       170040109       30     1,084  SH          SOLE               1,084
CMCSK    COMCAST                      COM       200300200      144     3,600  SH          SOLE               1,200
CNC      CONSECO                      COM       208464107        7       367  SH          SOLE                 367
COST     COSTCO COMPANIES             COM       22160Q102      132     1,830  SH          SOLE               1,530
CPQ      COMPAQ COMPUTER              COM       204493100      158     6,900  SH          SOLE               4,900
CPWR     COMPUWARE                    COM       205638109       81     3,100  SH          SOLE               2,400
CSCO     CISCO SYSTEMS                COM       17275R102    1,429    20,840  SH          SOLE               9,040
DCX      DAIMLER CHRYSLER             COM       007100000       17       249  SH          SOLE                 249
DD       DU PONT (E.I.) DE NEMOURS    COM       263534109      244     4,000  SH          SOLE               2,900
DELL     DELL COMPUTER                COM       247025109      732    17,500  SH          SOLE              13,800
DH       DAYTON HUDSON                COM       239753106       30       500  SH          SOLE                 500
DIS      DISNEY (WALT) CO.            COM       254687106      217     8,350  SH          SOLE               5,850
DOW      DOW CHEMICAL                 COM       260543103        1       400  SH          SOLE                 400
DPH      DELPHI AUTOMOTIVE            COM       247126105        6       402  SH          SOLE                 402
DUK      DUKE POWER                   COM       264399106       46       843  SH          SOLE                 836
ERICY    ERICSSON                     COM       294821400      344    11,000  SH          SOLE               8,400
F        FORD MOTOR COMPANY           COM       345370100      275     5,500  SH          SOLE               4,000
FNM      FEDERAL NATIONAL MTGE ASSOC. COM       313586109      207     3,300  SH          SOLE               2,200
FTU      FIRST UNION                  COM       337358105      114     3,200  SH          SOLE               2,100
G        GILLETTE                     COM       375766102      126     3,700  SH          SOLE               2,400
GCI      GANNETT                      COM       364730101       28       400  SH          SOLE                 400
GE       GENERAL ELECTRIC             COM       369604103    1,781    15,020  SH          SOLE              11,620
GLK      GREAT LAKES CHEMICAL         COM       390568103        4       100  SH          SOLE                 100
GM       GENERAL MOTORS               COM       370442105       37       580  SH          SOLE                 577
GTE      G T E                        COM       362320103      238     3,100  SH          SOLE               2,100
HD       HOME DEPOT                   COM       437076102      384     5,600  SH          SOLE               4,200
HWP      HEWLETT-PACKARD              COM       428236103      400     4,350  SH          SOLE               3,250
IBM      INTL BUS MACHINES            COM       459200101    1,164     9,600  SH          SOLE               4,700
INTC     INTEL                        COM       458140100    1,672    22,500  SH          SOLE              10,100
IP       INT'L PAPER                  COM       460146103       14       300  SH          SOLE                 300
JNJ      JOHNSON & JOHNSON            COM       478160104      542     5,900  SH          SOLE               4,700
JPM      J. P. MORGAN                 COM       616880100       37       325  SH          SOLE                 325
JWN      NORDSTROMS                   COM       655664100       34     1,260  SH          SOLE               1,260
KO       COCA-COLA COMPANY            COM       191216100      521    10,800  SH          SOLE               7,200
LLY      LILLY (ELI) & CO.            COM       532457108      237     3,700  SH          SOLE               6,556
LU       LUCENT TECHNOLOGIES          COM       549463107      883    13,656  SH          SOLE               5,600
MCD      MCDONALDS                    COM       580135101      297     6,900  SH          SOLE                 400
MDT      MEDTRONIC                    COM       585055106       28       800  SH          SOLE                 400
MMM      MINNESOTA MNG & MFG          COM       604059105       38       400  SH          SOLE               1,900
MOB      MOBIL                        COM       607059102      272     2,700  SH          SOLE               1,100
MOT      MOTOROLA                     COM       620076109       97     1,100  SH          SOLE               9,500
MRK      MERCK                        COM       589331107      849    13,100  SH          SOLE              25,000
MSFT     MICROSOFT                    COM       594918104    3,378    37,300  SH          SOLE                 700
MSX      MASCOTECH                    COM       574670105       12       700  SH          SOLE               3,653
ONE      BANK ONE                     COM       06423A103      172     4,953  SH          SOLE               2,875
ORCL     ORACLE SYSTEMS               COM       68389X105      131     2,875  SH          SOLE               4,800
PFE      PFIZER                       COM       717081103      337     9,400  SH          SOLE               4,300
PG       PROCTOR & GAMBLE             COM       742718109      666     7,100  SH          SOLE               1,860
PHB      PIONEER HYBRID               COM       723686101       30       750  SH          SOLE                 800
QWST     QWEST COMMUNICATIONS         COM       749121109      171     5,800  SH          SOLE               5,100
RD       ROYAL DUTCH PETROLEUM - ADR  COM       780257804      561     9,500  SH          SOLE                  15
RTN/A    RAYTHEON                     COM       755111309        1        15  SH          SOLE                 450
S        SEARS ROEBUCK & CO           COM       812387108       14       450  SH          SOLE               4,700
SBC      SBC COMMUNICATIONS           COM       78387G103      352     6,900  SH          SOLE               3,200
SGP      SCHERING-PLOUGH              COM       806605101      209     4,800  SH          SOLE                 880
SPLS     STAPLES                      COM       855030102       50     2,300  SH          SOLE               1,300
STT      STATE STREET BOSTON          COM       857477103       57       880  SH          SOLE               6,276
SUNW     SUN MICROSYSTEMS             COM       866810104      353     3,800  SH          SOLE                 600
T        AMERICAN TEL & TEL           COM       001957109      640    14,710  SH          SOLE               2,400
TLAB     TELLABS                      COM       879664100      114     2,000  SH          SOLE                 675
TWX      TIME WARNER                  COM       887315109      237     3,900  SH          SOLE                 175
USB      U.S. BANCORP                 COM       902973106       20       675  SH          SOLE               9,777
VOD      VODAFONE                     COM       92857T107       42       175  SH          SOLE                 238
WCOM     MCI WORLDCOM                 COM       55268B106    1,033    14,377  SH          SOLE               3,500
WFC      WELLS FARGO                  COM       949746101      206     5,200  SH          SOLE               7,000
WLA      WARNER-LAMBERT COMPANY       COM       934488107      239     3,600  SH          SOLE              10,400
WMT      WAL-MART STORES              COM       931142103      980    20,600  SH          SOLE               6,276
XON      EXXON                        COM       302290101      987    13,000  SH          SOLE                 600
TWX      TIME WARNER                  COM       887315109      237     3,900  SH          SOLE               2,400
USB      U.S. BANCORP                 COM       902973106       20       675  SH          SOLE                 675
WCOM     MCI WORLDCOM                 COM       55268B106    1,033    14,377  SH          SOLE               9,777
WEC      WISCONSIN ENERGY CORP        COM       976657106        6       242  SH          SOLE                 238
WFC      WELLS FARGO                  COM       949746101      206     5,200  SH          SOLE               3,500
WLA      WARNER-LAMBERT COMPANY       COM       934488107      239     3,600  SH          SOLE               2,700
WMT      WAL-MART STORES              COM       931142103      980    20,600  SH          SOLE               7,000
XON      EXXON                        COM       302290101      987    13,000  SH          SOLE              10,400

         TOTAL                                               33572


         * PLEASE NOTE THAT T. ROWE PRICE ASSOCIATES IS THE SUB-ADVISOR FOR THE STOCKS IN THE ADVANCE CAPITAL I BALANCED FUND AND EQUITY GROWTH FUND. THEY HAVE FILED THESE SECURITIES ON OUR BEHALF ON THEIR
         FORM 13F REPORT.